Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Borrowings
Schedule of borrowings

	December 31, 2020	June 30, 2021
Amounts due within one year	258,262	569,009
Less: unamortized premium	—	472
Less: unamortized deferred loan/bond issuance costs	(12,636)	(13,706)
Borrowings, current portion	245,626	555,775
Amounts due after one year	3,583,447	3,324,636
Less: unamortized premium	797	—
Less: unamortized deferred loan/bond issuance costs	(56,649)	(51,163)
Borrowings, non-current portion	3,527,595	3,273,473
Total	3,773,221	3,829,248